UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     October 26, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $110,315 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC      COM             007903107      198    15000          SOLE                    15000        0        0
ALLERGAN INC                    COM             018490102     2895    44900          SOLE                    44900        0        0
ALLIANCEBERNSTEIN HOLDING LP    UNIT LTD PARTN  01881G106     3074    34900          SOLE                    34900        0        0
AMGEN INC                       COM             031162100     1590    28100          SOLE                    28100        0        0
APPLIED MATLS INC               COM             038222105      331    16000          SOLE                    16000        0        0
BERKSHIRE HATHAWAY INC DEL      CL B            084670207      557      141          SOLE                      141        0        0
CELGENE CORP                    COM             151020104     5052    70850          SOLE                    70850        0        0
CORE LABORATORIES N V           COM             N22717107     8375    65740          SOLE                    65740        0        0
CORNING INC                     COM             219350105      247    10000          SOLE                    10000        0        0
CYPRESS SEMICONDUCTOR CORP      COM             232806109     3993   136700          SOLE                   136700        0        0
DEVON ENERGY CORP NEW           COM             25179M103      703     8450          SOLE                     8450        0        0
DIAMOND OFFSHORE DRILLING IN    COM             25271C102     4360    38487          SOLE                    38487        0        0
EXXON MOBIL CORP                COM             30231G102      325     3508          SOLE                     3508        0        0
GENERAL ELECTRIC CO             COM             369604103     1280    30925          SOLE                    30925        0        0
GILEAD SCIENCES INC             COM             375558103     6010   147054          SOLE                   147054        0        0
INTERNATIONAL BUSINESS MACHS    COM             459200101      330     2800          SOLE                     2800        0        0
JOHNSON & JOHNSON               COM             478160104    14017   213343          SOLE                   213343        0        0
JP MORGAN CHASE & CO            COM             46625H100      444     9700          SOLE                     9700        0        0
MICROSOFT CORP                  COM             594918104      931    31591          SOLE                    31591        0        0
NVIDIA CORP                     COM             67066G104     1087    30000          SOLE                    30000        0        0
OIL SVC HOLDRS TR               DEPOSTRY RCPT   678002106     5676    29600          SOLE                    29600        0        0
ONLINE RES CORP                 COM             68273G101      372    29400          SOLE                    29400        0        0
PENN VA RESOURCES PARTNERS L    COM             707884102     1414    51600          SOLE                    51600        0        0
PFIZER INC                      COM             717081103      359    14697          SOLE                    14697        0        0
PRICE T ROWE GROUP INC          COM             74144T108     4718    84715          SOLE                    84715        0        0
QUALCOMM INC                    COM             747525103      296     7000          SOLE                     7000        0        0
SCHERING PLOUGH CORP            COM             806605101     2016    63750          SOLE                    63750        0        0
SCHLUMBERGER LTD                COM             806857108    19419   184945          SOLE                   184945        0        0
ST JUDE MED INC                 COM             790849103      223     5050          SOLE                     5050        0        0
STATOIL ASA                     SPONSORED ADR   85771P102     1679    49500          SOLE                    49500        0        0
SUN MICROSYSTEMS INC            COM             866810104     1654   294300          SOLE                   294300        0        0
TRANSOCEAN INC                  ORD             G90078109    10033    88750          SOLE                    88750        0        0
XTO ENERGY INC                  COM             98385X106     4285    69290          SOLE                    69290        0        0
ZIMMER HLDGS INC                COM             98956P102     2372    29289          SOLE                    29289        0        0